Quarterly Financial Information - Summary Of Quarterly Financial Information (Details) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 07, 2020
Unaudited Condensed Balance Sheet
Total assets		$ 483,900,536			$ 483,900,536	$ 484,520,512
Liabilities and Equity [Abstract]
Total current liabilities		3,721,615			3,721,615	211,262
Deferred underwriting commissions		16,905,000			16,905,000	16,905,000
Warrant liabilities		25,962,932			25,962,932	13,292,400
Total liabilities		46,589,547			46,589,547	30,408,662
Class A common stock, $0.0001 par value; shares subject to possible redemption		432,310,980			432,310,980	449,111,840
Stockholders' Equity:
Additional paid-in capital		26,609,471			26,609,471	9,808,779
Accumulated deficit		(21,611,177)			(21,611,177)	(4,810,316)
Total stockholders' equity		5,000,009			5,000,009	5,000,010
Total Liabilities and Stockholders' Equity		483,900,536			483,900,536	484,520,512
Unaudited Condensed Statement of Operations
Loss from operations						4,900,000
Change in fair value of warrant liabilities	$ 0	9,327,999			12,670,532	4,664,000
Offering costs associated with private placement warrants						9,344
Net gain from investments held in Trust Account	0	12,297			59,364	227,051
Loss before income tax expense						(4,788,306)
Income tax expense						22,010
Net loss	$ (23,465)	(11,183,715)			(16,800,861)	(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities					(629,426)	(599,792)
Net cash used in investing activities					214,711	(483,000,000)
Net cash provided by financing activities						484,520,841
Net decrease in cash					(414,715)	921,049
Common Class A [Member]
Stockholders' Equity:
Common stock value		$ 507			$ 507	339
Unaudited Condensed Statement of Operations
Loss from operations						$ 4,800,000
Weighted average Class A common stock outstanding, basic and diluted	0	48,300,000			48,300,000	48,042,857
Basic and diluted net income per Class A common stock	$ 0	$ 0			$ 0	$ 0.00
Common Class B [Member]
Stockholders' Equity:
Common stock value		$ 1,208			$ 1,208	$ 1,208
Unaudited Condensed Statement of Operations
Loss from operations						$ 83,000
Weighted average Class A common stock outstanding, basic and diluted	10,500,000	12,075,000			12,075,000	11,509,432
Basic and diluted net income per Class A common stock	$ 0.00	$ (0.93)			$ (1.39)	$ (0.43)
As Previously Reported
Unaudited Condensed Balance Sheet
Total assets			$ 484,512,579	$ 484,512,579		$ 484,520,512	$ 422,012,234
Liabilities and Equity [Abstract]
Total current liabilities			150,841	150,841		211,262	592,438
Deferred underwriting commissions			16,905,000	16,905,000		16,905,000	14,700,000
Total liabilities			17,055,841	17,055,841		17,116,262	15,292,438
Class A common stock, $0.0001 par value; shares subject to possible redemption			462,456,730	462,456,730		462,404,240	401,719,790
Stockholders' Equity:
Additional paid-in capital			5,083,079	5,083,079		5,135,568	5,050,490
Accumulated deficit			(84,484)	(84,484)		(136,972)	(51,875)
Total stockholders' equity			5,000,008	5,000,008		5,000,010	5,000,006
Total Liabilities and Stockholders' Equity			484,512,579	484,512,579		484,520,512	422,012,234
Unaudited Condensed Statement of Operations
Loss from operations			(142,226)	(165,691)		(342,013)
Net gain from investments held in Trust Account			83,554	83,554		227,051
Loss before income tax expense			(58,672)	(82,137)		(114,962)
Income tax expense			2,347	2,347		22,010
Net loss			(61,019)	(84,484)		(136,972)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities				(548,409)		(599,792)
Net cash used in investing activities				(483,000,000)		(483,000,000)
Net cash provided by financing activities				484,520,841		484,520,841
Net decrease in cash				972,432		921,049
As Previously Reported | Common Class A [Member]
Stockholders' Equity:
Common stock value			$ 205	$ 205		$ 206	183
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted			47,612,727	47,612,727		48,042,857
As Previously Reported | Common Class B [Member]
Stockholders' Equity:
Common stock value			$ 1,208	$ 1,208		$ 1,208	1,208
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted			12,075,000	12,075,000		11,509,432
Basic and diluted net income per Class A common stock			$ (0.01)	$ (0.01)		$ (0.02)
Restatement Adjustment
Liabilities and Equity [Abstract]
Warrant liabilities			$ 9,872,133	$ 9,872,133		$ 13,292,400	7,696,000
Total liabilities			9,872,133	9,872,133		13,292,400	7,696,000
Class A common stock, $0.0001 par value; shares subject to possible redemption			(9,872,130)	(9,872,130)		(13,292,400)	(7,696,000)
Stockholders' Equity:
Additional paid-in capital			1,252,975	1,252,975		4,673,211	8,257
Accumulated deficit			(1,253,077)	(1,253,077)		(4,673,344)	(8,334)
Total stockholders' equity			(3)	(3)
Unaudited Condensed Statement of Operations
Change in fair value of warrant liabilities			(1,243,733)	(1,243,733)		(4,664,000)
Offering costs associated with private placement warrants			(9,344)	(9,344)		(9,344)
Loss before income tax expense			(1,253,077)	(1,253,077)		(4,673,344)
Net loss			(1,253,077)	(1,253,077)		(4,673,344)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities						0
Restatement Adjustment | Common Class A [Member]
Stockholders' Equity:
Common stock value			$ 99	$ 99		133	77
Restatement Adjustment | Common Class B [Member]
Unaudited Condensed Statement of Operations
Basic and diluted net income per Class A common stock			$ (0.10)	$ (0.10)
As Restated
Unaudited Condensed Balance Sheet
Total assets			$ 484,512,579	$ 484,512,579		484,520,512	422,012,234
Liabilities and Equity [Abstract]
Total current liabilities			150,841	150,841		211,262	592,438
Deferred underwriting commissions			16,905,000	16,905,000		16,905,000	14,700,000
Warrant liabilities			9,872,133	9,872,133		13,292,400	7,696,000
Total liabilities			26,927,974	26,927,974		30,408,662	22,988,438
Class A common stock, $0.0001 par value; shares subject to possible redemption			452,584,600	452,584,600		449,111,840	394,023,790
Stockholders' Equity:
Common stock value							1,208
Additional paid-in capital			6,336,054	6,336,054		9,808,779	5,058,747
Accumulated deficit			(1,337,561)	(1,337,561)		(4,810,316)	(60,209)
Total stockholders' equity			5,000,005	5,000,005		5,000,010	5,000,006
Total Liabilities and Stockholders' Equity			484,512,579	484,512,579		484,520,512	422,012,234
Unaudited Condensed Statement of Operations
Loss from operations			(142,226)	(165,691)		(342,013)
Change in fair value of warrant liabilities			(1,243,733)	(1,243,733)		(4,664,000)
Offering costs associated with private placement warrants			(9,344)	(9,344)		(9,344)
Net gain from investments held in Trust Account			83,554	83,554		227,051
Loss before income tax expense			(1,311,749)	(1,335,214)		(4,788,306)
Income tax expense			2,347	2,347		22,010
Net loss			(1,314,096)	(1,337,561)		(4,810,316)
Unaudited Condensed Statement Of Cash Flows [Abstract]
Net cash used in operating activities				(548,409)		(599,792)
Net cash used in investing activities				(483,000,000)		(483,000,000)
Net cash provided by financing activities				484,520,841		484,520,841
Net decrease in cash				972,432		921,049
As Restated | Common Class A [Member]
Stockholders' Equity:
Common stock value			$ 304	$ 304		$ 339	$ 260
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted			47,612,727	47,612,727		48,042,857
Basic and diluted net income per Class A common stock						$ 0.00
As Restated | Common Class B [Member]
Stockholders' Equity:
Common stock value			$ 1,208	$ 1,208		$ 1,208
Unaudited Condensed Statement of Operations
Weighted average Class A common stock outstanding, basic and diluted			12,075,000	12,075,000		11,509,432
Basic and diluted net income per Class A common stock			$ (0.11)	$ (0.11)		$ (0.43)